PROVISIONS - Narrative (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of other provisions [line items]
Provision	€ 79,855
Provision for estimate of future costs	€ 180,694	€ 150,868